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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                               Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  June 30, 2003 through December 31, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.

                                     PIONEER
                                     -------
                                      BOND
                                      FUND

                                   Semiannual
                                     Report

                                    12/31/03

                                 [PIONEER LOGO]
                                 Investments(R)

Table of Contents
------------------------------------------------


Letter to Shareowners                         1

Portfolio Summary                             2

Performance Update                            3

Portfolio Management Discussion               8

Schedule of Investments                      11

Financial Statements                         21

Notes to Financial Statements                30

Trustees, Officers and Service Providers     36

Pioneer Family of Mutual Funds               37

Pioneer Bond Fund

--------------------------------------------------------------------------------
 LETTER TO SHAREOWNERS 12/31/03
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
The nation's stock markets snapped back dramatically last year, following a prolonged period of weakness. As it became clear that the war would not be a long-term economic burden and that the U.S. economy was expanding at a convincing pace, investors left safer havens like Treasury securities to seek better returns elsewhere. The result was a powerful uptrend that began in March and was intact at year-end.

Led by smaller-capitalization issues, stocks of all sizes across a range of industries shared in the broad-based rally that saw major market indices rise for the first time since 1999. Technology issues were the biggest beneficiaries, as positive economic data suggested that increased capital outlays were imminent. Corporate bonds also recorded strong returns, with the sharpest gains coming in lower quality bonds whose issuers rely on economic growth to expand earnings. Overseas, emerging market equities were standout performers as bonds and stocks advanced in many global markets, thanks in part to currency gains versus the sagging U.S. dollar.

Here at home, strong economic stimulants, including lower taxes and historically low interest rates, had the desired effect, with domestic GDP growth coming in at 8.2% in the third quarter. A striking increase in worker productivity provided a boost to corporate profits and manufacturing activity rose broadly. But the failure of the economy to consistently create jobs remained a troublesome concern as the new year began.

Markets may segment

Last year's across-the-board strength is unusual and unlikely to continue for long. Eventually, the markets should revert to historic form, favoring some sectors and shunning others, depending on the prospects for each industry or investment type. Under those more typical conditions, deciding which investments to own more of, or where to cut exposure, can be challenging. Fortunately, it's also an area in which the guidance of an experienced investment professional can be most valuable.

A few words on fund industry developments

You may have read or seen media reports alleging failure by some mutual fund companies to comply with various industry rules or internal policies relating to excessive trading and late trading of mutual fund shares. We recognize and share with the investing public and our industry the concerns raised by these matters. The prospectuses for the Pioneer Funds describe the funds' policies regarding excessive trading and the time by which orders for fund shares must be placed to receive that day's price. Pioneer's internal procedures are designed to detect activities that are inconsistent with these policies.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood

President

Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 PORTFOLIO SUMMARY 12/31/03
--------------------------------------------------------------------------------

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

8+ Years              4.6%
6-8 Years            23.2%
4-6 Years            24.8%
3-4 Years             6.0%
1-3 Years            39.2%
0-1 Year              2.2%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Commercial Paper                             1.0%
B & Lower                                    9.5%
BB                                           9.7%
U.S. Government and Agency Obligations      45.2%
AA                                           0.6%
A                                            2.2%
BBB                                         31.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.  U.S. Treasury Notes, 3.5%, 1/15/11                            3.27%
 2.  Government National Mortgage Association, 6.0%, 3/15/17       3.24
 3.  U.S. Treasury Notes, 3.0%, 07/15/12                           2.44
 4.  Government National Mortgage Association II, 6.0%, 11/20/33   2.38
 5.  Federal National Mortgage Association, 6.0%, 07/1/33          1.94
 6.  Federal Home Loan Mortgage Corp., 6.0%, 03/1/33               1.56
 7.  Federal National Mortgage Association, 6.0%, 4/1/33           1.43
 8.  Government National Mortgage Association, 6.0%, 5/15/33       1.33
 9.  Illinova Corp., 7.5%, 6/15/09                                 1.27
10.  Jabil Circuit, Inc., 5.875%, 7/15/10                          1.18

* This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 12/31/03                                     CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         12/31/03     6/30/03
                  $9.34        $9.41

Distributions per Share    Net Investment     Short-Term      Long-Term
(7/1/03 - 12/31/03)        Income             Capital Gains   Capital Gains
                           $0.2741            $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(as of December 31, 2003)

              Net Asset    Public Offering
Period          Value          Price*
10 Years       6.13%            5.65%
 5 Years       5.97             5.00
 1 Year        8.85             3.93

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer               Lehman Brothers
           Bond Fund*          Aggregate Bond Index
12/93         9550                     10000
              9109                      9613
6/95         10156                     10819
             10563                     11361
6/97         11312                     12288
             12448                     13582
6/99         12616                     14007
             12780                     14645
6/01         14147                     16291
             15215                     17697
12/03        17325                     19576

+ The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

  Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 12/31/03                                     CLASS B SHARES
--------------------------------------------------------------------------------

 Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         12/31/03     6/30/03
                  $9.30        $9.37

Distributions per Share   Net Investment   Short-Term      Long-Term
(7/1/03 - 12/31/03)       Income           Capital Gains   Capital Gains
                          $0.227           $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
as of December 31, 2003)

                 If        If
Period          Held    Redeemed*
Life-of-Class
(4/4/94)        5.90%     5.90%
5 Years         5.10      4.94
1 Year          7.95      3.94

All returns reflect reinvestment of distributions.

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer               Lehman Brothers
           Bond Fund*          Aggregate Bond Index
4/94         10000                     10000
              9896                      9977
6/95         10942                     11229
             11286                     11792
6/97         11990                     12753
             13095                     14097
6/99         13170                     14538
             13233                     15200
6/01         14518                     16908
             15502                     18368
12/03        17416                     20315

+ Index comparisons begin 4/30/94. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

  Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 12/31/03                                     CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         12/31/03     6/30/03
                  $9.26        $9.31

Distributions per Share   Net Investment   Short-Term      Long-Term
(7/1/03 - 12/31/03)       Income           Capital Gains   Capital Gains
                          $0.2089          $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(as of December 31, 2003)

                Net Asset   Public Offering
Period            Value       Price/CDSC*
Life-of-Class
(1/31/96)         5.11%          4.97%
5 Years           4.95           4.76
1 Year            7.77           6.70

All returns reflect reinvestment of distributions.

* Reflects deduction of the 1% sales charge at the beginning of the period. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer               Lehman Brothers
           Bond Fund*          Aggregate Bond Index
1/96          9900                     10000
              9599                      9813
6/97         10188                     10613
             11117                     11731
6/99         11183                     12099
             11224                     12649
6/01         12285                     14071
             13089                     15286
12/03        14687                     16907

+ The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

  Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 12/31/03                                     CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------


Net Asset Value
per Share         12/31/03     6/30/03**
                  $9.43        $9.50


Distributions per Share   Net Investment   Short-Term      Long-Term
(4/1/03 - 12/31/03)       Income           Capital Gains   Capital Gains
                          $0.2827          $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns+
(as of December 31, 2003)

              If        If
Period       Held    Redeemed*
10 Years     5.53%     5.53%
 5 Years     5.61      5.61
 1 Year      9.34      8.34

All returns reflect reinvestment of distributions.

* Reflects deduction 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer               Lehman Brothers
           Bond Fund*          Aggregate Bond Index
12/93        10000                     10000
              9495                      9613
6/95         10610                     10819
             10993                     11361
6/97         11725                     12288
             12509                     13582
6/99         12666                     14007
             12596                     14645
6/01         13937                     16291
             14983                     17697
12/03        17124                     19576

** Class commenced operations on April 1, 2003.

 + Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

++ The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

   Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 PERFORMANCE UPDATE 12/31/03                                     CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share         12/31/03     6/30/03
                  $9.27        $9.35

Distributions per Share   Net Investment   Short-Term      Long-Term
(7/1/03 - 12/31/03)       Income           Capital Gains   Capital Gains
                          $0.2955          $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond Index.

Average Annual Total Returns
(as of December 31, 2003)

                 If         If
Period          Held     Redeemed
Life-of-Class
(9/20/01)       8.64%      8.64%
1 Year          9.31       9.31


All returns reflect reinvestment of distributions.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

            Pioneer               Lehman Brothers
           Bond Fund*          Aggregate Bond Index
9/01         10000                     10000
6/02         10507                     10383
6/03         11754                     11464
12/03        12033                     11483

+ The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted measure of government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

  Past performance does not guarantee future results. Returns and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 PORTFOLIO MANAGEMENT DISCUSSION 12/31/03
--------------------------------------------------------------------------------


Corporate bonds, especially high-yielding, lower rated securities, performed strongly during the second half of 2003. At the same time, market interest rates for longer maturity securities began to creep up and erode the prices of high-quality securities. As a consequence, Treasury and government agency bonds performed relatively weakly. In the following discussion, Kenneth J. Taubes details the factors that influenced Pioneer Bond Fund's performance during the six months ended December 31, 2003. Mr. Taubes, Director of Pioneer's Fixed Income group, oversees the team responsible for daily management of the Fund.


Q: How did the Fund perform during the six months ended December 31, 2003?

A: The Fund performed very well, given the changing conditions in the bond market. For the six months, the Fund's Class A shares had a total return of 2.23%. Class B shares returned 1.72% and Class C shares had a return of 1.75%. All returns were at net asset value. During the same period, the Lehman Brothers Aggregate Bond Index had a return of 0.17%. Throughout the period, the Fund continued to provide competitive yield. On December 31, 2003, the 30-day SEC yield on Class A shares was 3.86%.

Q: What were the factors that affected Fund performance?


A: As investors became increasingly confident that economic growth finally was improving and corporate profits were increasing, corporate bonds tended to perform well, with high-yield issues delivering exceptional performance. The Merrill Lynch High Yield Master II Index, for example, returned 8.71% in the six-month period. This worked to the Fund's advantage because we had established a position in the high-yield market, averaging 17-18% of Fund assets during the period. The Fund's investment-grade allocation outperformed the market as we emphasized mortgage-backed securities, whose performance surpassed that of high-grade corporate securities during the period. Within our mortgage allocation, we emphasized Ginnie Mae securities over Freddie Mac and Fannie Mae. Ginnie Mae securities are fully insured by the federal government, and the yield differences among the different issuers were minimal. We de-emphasized Treasuries, which suffered price erosion as yields of intermediate and longer maturity securities started to increase.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   At the end of the six-month period on December 31, 2003, 53% of Fund assets were invested in corporate securities, including 19.2% in high-yield issues. Another 1% of assets were allocated to mortgage-backed securities, while only 45% were invested in Treasury and government-agency securities. The remaining 1% was invested in cash.


   Overall, we maintained our quality orientation, with an average credit rating of A.


   To guard against the increasing possibility of increases in interest rates, we shortened the Fund's price sensitivity to interest rate fluctuations by lowering the Fund's duration from 4.7 years at the start of the period in July to 4.4 years on December 31. (Duration is a measure a bond's price sensitivity to changes in interest rates.)


Q: What were some of the individual securities that influenced performance?

A: Two high-yield hotel chains, John Q. Hammons and Hilton Hotels, were significant positive contributors to Fund performance. Other notable performers included the bonds of Allmerica Financial - a diversified insurance company specializing in personal property and casualty and annuities, GATX Financial Corp. - a broker of commercial equipment, and AT&T Wireless. On the negative side, detractors included bonds of PolyOne, a chemical company affected by cost pressures, and Toys R Us, which was hurt by intense competition in the retail toy business.

Q: What is your investment outlook for fixed-income securities?

A: With the expectation that the economy will continue to recover, we think corporate securities are relatively fairly priced. High-yield bonds should continue to outperform other sectors, but their returns will be more modest than during the past year, with total returns closer to their yields. Mortgage-backed securities should continue to offer positive performance as the risk of mortgage prepayments declines with the stabilization of interest rates. At the same time, Treasury and other high-grade securities appear expensive, with some yields offering very modest income after inflation and taxes are considered.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 PORTFOLIO MANAGEMENT DISCUSSION 12/31/03                           (continued)
--------------------------------------------------------------------------------


   We believe it is reasonable to expect moderate returns from corporate bonds and mortgages. As the economy continues to rebound, the possibility increases that interest rates will rise. As a result, we anticipate that we will continue to shorten the Fund's duration, or sensitivity to interest-rate increases, to help protect the Fund's net asset value.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 12/31/03 (unaudited)
--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings                                                                    Value
                            ASSET BACKED SECURITIES - 0.8%
                            Diversified Financials - 0.8%
                            Diversified Financial Services - 0.8%
$2,088,000     BBB-/Baa2    PF Export Receivable, 6.44%, 6/1/15 (144A)             $  2,128,632
                                                                                   ------------
                            Total Diversified Financials                           $  2,128,632
                                                                                   ------------
                            TOTAL ASSET BACKED SECURITIES
                            (Cost $2,109,667)                                      $  2,128,632
                                                                                   ------------
                            COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
                            Insurance - 0.4%
                            Multi-Line Insurance - 0.4%
 1,000,000     AAA/Aaa      National Realty Finance 1999-A2,
                            6.48%, 1/15/09                                         $  1,113,944
                                                                                   ------------
                            Total Insurance                                        $  1,113,944
                                                                                   ------------
                            TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                            (Cost $1,008,729)                                      $  1,113,944
                                                                                   ------------
                            CORPORATE BONDS - 52.4%
                            Energy - 1.8%
                            Oil & Gas Equipment and Services - 0.9%
 2,350,000     BBB/Baa3     Seacor Smit Inc., 5.875%, 10/1/12                      $  2,403,707
                                                                                   ------------
                            Oil & Gas Exploration & Production - 0.4%
 1,000,000     BB/Ba3       Cie Generale De Geophysique SA,
                            10.625%, 11/15/07                                      $  1,060,000
                                                                                   ------------
                            Oil & Gas Refining Marketing & Transportation - 0.5%
 1,375,000     BB-/Ba2      Semco Energy Inc., 7.125%, 5/15/08                     $  1,431,719
                                                                                   ------------
                            Total Energy                                           $  4,895,426
                                                                                   ------------
                            Materials - 7.7%
                            Commodity Chemicals - 1.4%
 1,000,000     BB-/B1       Arco Chemical Co., 9.8%, 2/1/20                        $  1,005,000
 1,100,000     BBB-/Ba1     Methanex Corp., 8.75%, 8/15/12                            1,226,500
 1,400,000     BB+/Ba2      Nova Chemicals Corp., 7.0%, 5/15/06                       1,477,000
                                                                                   ------------
                                                                                   $  3,708,500
                                                                                   ------------
                            Diversified Chemical - 0.4%
 1,000,000     CCC+/Caa1    Huntsman ICI Chemicals, 10.125%, 7/1/09                $  1,030,000
                                                                                   ------------
                            Diversified Metals & Mining - 1.0%
 2,575,000     BBB/Ba1      Kennametal Inc., 7.2%, 6/15/12                         $  2,731,197
                                                                                   ------------



   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 12/31/03 (unaudited)                       (continued)
--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings                                                             Value
                             Metal & Glass Containers - 1.2%
$1,000,000     BB/Ba3        Ball Corp., 6.875%, 12/15/12                   $  1,045,000
 2,000,000     B+/B2         Greif Inc., 8.875%, 8/1/12                        2,200,000
                                                                            ------------
                                                                            $  3,245,000
                                                                            ------------
                             Paper Packaging - 0.8%
 1,125,000     BB+/Ba1       Abitibi-Consolidated, Inc., 6.95%, 12/15/06    $  1,177,859
   800,000     B/B2          Stone Container Corp., 9.75%, 2/1/11                884,000
                                                                            ------------
                                                                            $  2,061,859
                                                                            ------------
                             Paper Products - 0.5%
 1,300,000     BB+/Ba1       Bowater Canada Finance, 7.95%, 11/15/11        $  1,380,514
                                                                            ------------
                             Specialty Chemicals - 2.4%
   500,000     BBB-/Baa3     Ferro Corp., 7.125%, 4/1/28                    $    469,600
 2,000,000     BBB-/Baa3     Ferro Corp., 9.125%, 1/1/09                       2,362,930
 1,750,000     B-/Caa2       OM Group Inc., 9.25%, 12/15/11                    1,820,000
 1,950,000     BB-/B3        Polyone Corp., 8.875%, 5/1/12                     1,794,000
                                                                            ------------
                                                                            $  6,446,530
                                                                            ------------
                             Total Materials                                $ 20,603,600
                                                                            ------------
                             Capital Goods - 6.0%
                             Aerospace & Defense - 1.7%
 1,500,000     B/B3          K&F Industries, 9.625%, 12/15/10               $  1,681,875
 1,500,000     BB-/Ba3       L-3 Communication Corp., 7.625%, 6/15/12          1,625,625
   500,000     BB-/Ba3       L-3 Communications Corp., 6.125%,
                             7/15/13 (144A)                                      503,750
   850,000     BB-/Baa3      Precision Castparts Corp., 5.6%,
                             12/15/13 (144A)                                     855,097
                                                                            ------------
                                                                            $  4,666,347
                                                                            ------------
                             Building Products - 0.6%
 1,500,000     B/B2          NCI Building Systems, Inc., 9.25%, 5/1/09      $  1,578,750
                                                                            ------------
                             Electrical Component & Equipment - 1.5%
 1,000,000     BB-/Ba2       MSW Energy Holdings, 7.375%, 9/1/10 (144A)     $  1,045,000
 2,750,000     BBB-/Ba1      Thomas & Betts Corp., 7.25%, 6/1/13               2,832,500
                                                                            ------------
                                                                            $  3,877,500
                                                                            ------------
                             Industrial Machinery - 2.2%
 1,950,000     B/B3          JLG Industries Inc., 8.375%, 6/15/12           $  2,010,937
 1,000,000     B/B2          The Manitowoc Co., Inc., 10.5%, 8/1/12            1,138,750
 2,775,000     BBB-/Ba1      Timken Co., 5.75%, 2/15/10                        2,743,146
                                                                            ------------
                                                                            $  5,892,833
                                                                            ------------
                             Total Capital Goods                            $ 16,015,430
                                                                            ------------


   The accompanying notes are an integral part of these financial statements.
12

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings                                                             Value
                             Transportation - 0.7%
                             Airlines - 0.7%
$1,631,638     A+/A2         Southwest Airlines Co., 7.67%, 1/2/14          $  1,885,684
                                                                            ------------
                             Total Transportation                           $  1,885,684
                                                                            ------------
                             Automobiles & Components - 1.6%
                             Auto Parts & Equipment - 0.1%
   150,000     BBB-/Ba1      Lear Corp., 7.96%, 5/15/05 (144A)              $    160,500
                                                                            ------------
                             Automobile Manufacturers - 1.5%
   500,000     BBB/A3        General Motors Capital Corp., 7.5%, 7/15/05    $    537,353
 1,500,000     BBB-/Baa2     Hertz Corp., 6.25%, 3/15/09                       1,547,007
   360,000     BBB-/Baa2     Hertz Corp., 7.4%, 3/1/11                           391,816
 1,700,000     BB+/Ba1       Hyundai Motor Co Ltd., 5.3%, 12/19/08             1,705,085
                                                                            ------------
                                                                            $  4,181,261
                                                                            ------------
                             Total Automobiles & Components                 $  4,341,761
                                                                            ------------
                             Consumer Durables & Apparel - 0.4%
                             Homebuilding - 0.4%
 1,000,000     BB/Ba2        Beazer Homes USA, 8.375%, 4/15/12              $  1,102,500
                                                                            ------------
                             Total Consumer Durables & Apparel              $  1,102,500
                                                                            ------------
                             Hotels, Restaurants & Leisure - 2.1%
                             Casinos & Gaming - 0.8%
 2,000,000     BB+/Ba1       Park Place Entertainment, 7.0%, 4/15/13
                               (144A)                                       $  2,135,000
                                                                            ------------
                             Hotels, Resorts & Cruise Lines - 1.3%
 1,885,000     BBB-/Ba1      Hilton Hotels, 7.625%, 12/1/12                 $  2,118,269
 1,200,000     B/B2          John Q. Hamons Hotels, 8.875%, 5/15/12            1,323,000
                                                                            ------------
                                                                            $  3,441,269
                                                                            ------------
                             Total Hotels, Restaurants & Leisure            $  5,576,269
                                                                            ------------
                             Media - 3.7%
                             Broadcasting & Cable TV - 2.1%
 2,400,000     BBB/Baa1      Cox Enterprises, Inc., 7.375%, 6/15/09         $  2,766,209
 2,500,000     BBB-/Ba2      Rogers Cable Inc., 7.875%, 5/1/12                 2,787,500
                                                                            ------------
                                                                            $  5,553,709
                                                                            ------------
                             Movies & Entertainment - 0.5%
 1,250,000     BBB+/Baa1     AOL Time Warner, Inc., 6.875%, 5/1/12          $  1,406,631
                                                                            ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 12/31/03 (unaudited)                       (continued)
--------------------------------------------------------------------------------


Principal     S&P/Moody's
Amount        Ratings                                                         Value
                            Publishing - 1.1%
$ 820,000     A-/Baa1       Harcourt General Inc., 7.2%, 8/1/27        $    880,408
1,550,000     BBB-/Baa3     News America Holdings, 8.5%, 2/23/25          1,938,342
                                                                       ------------
                                                                       $  2,818,750
                                                                       ------------
                            Total Media                                $  9,779,090
                                                                       ------------
                            Retailing - 1.9%
                            Department Stores - 0.4%
1,136,000     BB+/Ba3       J.C. Penney Co. Inc., 9.75%, 6/15/21       $  1,182,860
                                                                       ------------
                            Distributors - 0.5%
1,300,000     B-/B3         Wesco Distribution Inc., 9.125%, 6/1/08    $  1,345,500
                                                                       ------------
                            Specialty Stores - 1.0%
  580,000     BBB-/Baa3     Toys R Us, 7.375%, 10/15/18                $    579,592
1,825,000     BBB-/Baa3     Toys R Us, 7.875%, 4/15/13                 $  1,963,244
                                                                       ------------
                                                                       $  2,542,836
                                                                       ------------
                            Total Retailing                            $  5,071,196
                                                                       ------------
                            Food & Drug Retailing - 0.4%
                            Hypermarkets & Supercenters - 0.4%
1,000,000     AA/Aa2        Wal-Mart Stores, Inc., 8.62%, 1/1/10       $  1,123,770
                                                                       ------------
                            Total Food & Drug Retailing                $  1,123,770
                                                                       ------------
                            Food, Beverage & Tobacco - 1.6%
                            Packaged Foods & Meats - 0.8%
2,257,000     BBB/Baa3      Tyson Foods, Inc., 7.0%, 1/15/28           $  2,241,375
                                                                       ------------
                            Tobacco - 0.8%
1,975,000     BBB/Baa2      Altria Group Inc., 7.0%, 11/4/13           $  2,106,920
                                                                       ------------
                            Total Food, Beverage & Tobacco             $  4,348,295
                                                                       ------------
                            Health Care Equipment & Services - 1.7%
                            Health Care Facilities - 1.0%
2,660,000     BBB-/Ba1      HCA, Inc., 6.3%, 10/1/12                   $  2,742,502
                                                                       ------------
                            Health Care Supplies - 0.7%
1,874,000     BBB-/Ba1      Bausch & Lomb, Inc., 7.125%, 8/1/28        $  1,902,110
                                                                       ------------
                            Total Health Care Equipment & Services     $  4,644,612
                                                                       ------------
                            Banks - 1.2%
                            Regional Banks - 0.5%
1,250,000     BBB-/Baa3     Hudson United Bank, 7.0%, 5/15/12          $  1,392,780
                                                                       ------------


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings                                                              Value
                             Thrifts & Mortgage Finance - 0.7%
$1,900,000     BBB-/Baa3     Sovereign Bank, 5.125%, 3/15/13                 $  1,886,396
                                                                             ------------
                             Total Banks                                     $  3,279,176
                                                                             ------------
                             Diversified Financials - 2.4%
                             Diversified Financial Services - 1.5%
 2,450,000     A-/Baa3       Brascan Corp., 5.75%, 3/1/10                    $  2,593,680
 1,450,000     BBB/Baa2      Power Receivables Finance, 6.29%, 1/1/12
                             (144A)                                             1,511,915
                                                                             ------------
                                                                             $  4,105,595
                                                                             ------------
                             Specialized Finance - 0.9%
 2,100,000     BBB-/Baa3     GATX Financial Corp., 8.875%, 6/1/09            $  2,355,969
                                                                             ------------
                             Total Diversified Financials                    $  6,461,564
                                                                             ------------
                             Insurance - 3.1%
                             Life & Health Insurance - 1.6%
 1,500,000     B+/B1         Presidential Life Corp., 7.875%, 2/15/09        $  1,443,750
 2,850,000     BBB-/Baa3     Provident Companies, 7.0%, 7/15/18                 2,864,635
                                                                             ------------
                                                                             $  4,308,385
                                                                             ------------
                             Multi-Line Insurance - 0.6%
 1,700,000     BB-/Ba3       Allmerica Financial Corp., 7.625%, 10/15/25     $  1,606,500
                                                                             ------------
                             Reinsurance - 0.9%
 2,400,000     BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13             $  2,507,362
                                                                             ------------
                             Total Insurance                                 $  8,422,247
                                                                             ------------
                             Real Estate - 4.9%
                             Real Estate Management & Development - 0.9%
 2,200,000     BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15         $  2,334,750
                                                                             ------------
                             Real Estate Investment Trusts - 4.0%
 1,500,000     B/B3          BF Saul Real Estate Investment Trust,
                             9.75%, 4/1/08                                   $  1,565,625
 1,100,000     BBB-/Baa3     Colonial Reality LP, 6.15%, 4/15/13                1,145,487
 1,110,000     BBB-/Baa3     Colonial Realty Senior Note, 7.0%, 7/14/07         1,230,805
 2,010,000     BBB-/Baa3     Health Care REIT, Inc., 7.5%, 8/15/07              2,264,219
   935,000     BBB-/Baa3     Health Care REIT, Inc., 8.0%, 9/12/12              1,077,935
 1,450,000     BBB-/Baa3     Hospitality Properties Trust, 6.75%, 2/15/13       1,519,233
   750,000     BBB/Baa2      Mack-Cali Realty Corp., 4.6%, 6/15/13                701,725
 1,250,000     CCC+/B2       Meristar Hospitality Corp., 9.125%, 1/15/11        1,325,000
                                                                             ------------
                                                                             $ 10,830,029
                                                                             ------------
                             Total Real Estate                               $ 13,164,779
                                                                             ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 12/31/03 (unaudited)                       (continued)
--------------------------------------------------------------------------------


Principal      S&P/Moody's
Amount         Ratings                                                                 Value
                             Technology Hardware & Equipment - 3.6%
                             Computer Hardware - 0.8%
$2,000,000     BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                         $  2,230,662
                                                                                ------------
                             Electronic Manufacturing Services - 1.2%
 3,000,000     BB+/Baa3      Jabil Circuit, Inc., 5.875%, 7/15/10               $  3,129,213
                                                                                ------------
                             Technology Distributors - 1.6%
 2,600,000     BBB-/Baa3     Arrow Electronics Inc., 6.875%, 7/1/13             $  2,770,461
 1,450,000     BB-/Ba2       Ingram Micro Inc., 9.875%, 8/15/08 (144A)             1,602,250
                                                                                ------------
                                                                                $  4,372,711
                                                                                ------------
                             Total Technology Hardware & Equipment              $  9,732,586
                                                                                ------------
                             Telecommunication Services - 3.1%
                             Integrated Telecommunications Services - 1.7%
 2,600,000     BBB+/Baa3     International Telecom Satellite, 6.5%, 11/1/13
                                (144A)                                          $  2,712,822
 2,000,000     BBB+/Baa2     Telecom Italia S.p.A., 5.25%, 11/15/13 (144A)         2,003,982
                                                                                ------------
                                                                                $  4,716,804
                                                                                ------------
                             Wireless Telecommunications Services - 1.4%
 2,000,000     BBB/Baa2      AT&T Wireless, 8.125%, 5/1/12                      $  2,351,902
 1,250,000     B+/B2         Nextel Communications, 7.375%, 8/1/15                 1,343,750
                                                                                ------------
                                                                                $  3,695,652
                                                                                ------------
                             Total Telecommunication Services                   $  8,412,456
                                                                                ------------
                             Utilities - 4.5%
                             Electric Utilities - 2.7%
 2,400,000     BBB/Baa3      CMS Panhandle, 6.5%, 7/15/09                       $  2,649,538
 1,900,000     BBB-/Baa3     Empresa Elec Guacolda SA, 8.625%, 4/30/13
                                (144A)                                             2,005,942
 1,970,000     BBB-/Baa3     FPL Energy American, 6.639%, 6/20/23 (144A)           2,053,784
   650,000     BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                             6/27/17 (144A)                                          650,000
                                                                                ------------
                                                                                $  7,359,264
                                                                                ------------
                             Multi-Utilities & Unregulated Power - 1.8%
 3,045,000     B/B3          Illinova Corp., 7.5%, 6/15/09                      $  3,349,500
   500,000     B/B1          Reliant Resources, 9.25%, 7/15/10 (144A)                530,000
   750,000     B/B1          Reliant Resources, Inc., 9.5%, 7/15/13 (144A)           802,500
                                                                                ------------
                                                                                $  4,682,000
                                                                                ------------
                             Total Utilities                                    $ 12,041,264
                                                                                ------------
                             TOTAL CORPORATE BONDS
                             (Cost $132,454,243)                                $140,901,705
                                                                                ------------


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal
Amount                                                                          Value
                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 44.7%
$  500,000      Federal Home Loan Mortgage Corp., 6.0%, TBA 30 YRS       $    516,563
 6,420,141      Federal Home Loan Mortgage Corp.,
                6.0%, 1/1/33 to 3/1/33                                      6,637,245
 6,024,196      Federal Home Loan Mortgage Corp.,
                6.5%, 7/1/32 to 11/1/33                                     6,329,058
    29,191      Federal Home Loan Mortgage Corp.,
                7.5%,7/1/30 to 12/1/30                                         31,186
    66,391      Federal Home Loan Mortgage Corp.,
                REMIC Series 1145G, 8.0%, 9/15/06                              66,665
        24      Federal Home Loan Mortgage Corp.,
                REMIC Series 1988-24B, 9.5%, 1/15/05                               24
     8,390      Federal Home Loan Mortgage Corp., 10.5%, 4/1/19                 9,411
 1,729,511      Federal National Mortgage Association,
                5.5%, 3/1/33 to 5/1/33                                      1,752,910
14,399,031      Federal National Mortgage Association,
                6.0%, 6/1/16 to 7/1/33                                     14,906,571
 4,059,273      Federal National Mortgage Association,
                6.5%, 4/1/31 to 10/1/32                                     4,245,707
 2,119,665      Federal National Mortgage Association,
                7.0%, 7/1/22 to 1/1/32                                      2,244,498
   229,305      Federal National Mortgage Association,
                REMIC Series 95-23D, 7.0%, 10/25/07                           242,056
    30,158      Federal National Mortgage Association,
                7.5%, 8/1/20 to 4/1/30                                         32,243
     1,544      Federal National Mortgage Association, 10.0%, 7/1/19            1,674
    39,796      Federal National Mortgage Association,
                REMIC Series 1989-19A, 10.3%, 4/25/19                          44,027
     7,751      Federal National Mortgage Association,
                REMIC Series 1989-19B, 10.3%, 4/25/29                           9,913
    54,656      Federal National Mortgage Association, 11.0%, 6/1/19           61,994
 4,087,074      Government National Mortgage Association,
                4.5%, 8/15/33 to 10/15/33                                   3,915,417
 2,225,971      Government National Mortgage Association,
                5.0%, 7/15/33 to 9/15/33                                    2,208,024
   437,621      Government National Mortgage Association,
                5.5%, 6/15/33                                                 445,361


   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 12/31/03 (unaudited)                       (continued)
--------------------------------------------------------------------------------


Principal
Amount                                                                      Value
                 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
$33,510,861      Government National Mortgage Association,
                 6.0%, 3/15/17 to 10/15/33                           $ 34,980,093
  9,416,678      Government National Mortgage Association,
                 6.5%, 2/15/29 to 9/15/32                               9,933,024
  3,114,772      Government National Mortgage Association,
                 7.0%, 12/15/13 to 6/15/31                              3,323,413
  2,545,104      Government National Mortgage Association,
                 7.5%, 2/15/26 to 12/15/31                              2,731,428
     28,399      Government National Mortgage Association,
                 7.75%, 2/15/30                                            30,759
      7,219      Government National Mortgage Association,
                 9.5%, 5/15/20                                              8,080
     66,008      Government National Mortgage Association,
                 10.0%, 1/15/18 to 7/15/20                                 74,095
  1,085,742      Government National Mortgage Association I,
                 6.0%, 2/15/29                                          1,129,374
    288,717      Government National Mortgage Association I,
                 7.0%, 12/15/30 to 3/15/31                                307,828
     68,747      Government National Mortgage Association I,
                 7.5%, 10/15/29                                            73,808
     20,824      Government National Mortgage Association I,
                 10.0%, 1/15/06                                            22,494
  6,084,669      Government National Mortgage Association II,
                 6.0%, 11/20/33                                         6,296,887
     59,780      Government National Mortgage Association II,
                 6.5%, 2/20/29 to 3/20/29                                  62,972
    794,456      Government National Mortgage Association II,
                 7.0%, 1/20/29 to 12/20/30                                844,190
      1,258      Government National Mortgage Association Midget,
                 10.0%, 5/15/04                                             1,294
  1,000,000      U.S. Treasury Bonds, 8.0%, 11/15/21                    1,350,547
  5,750,000      U.S. Treasury Notes, 3.0%, 7/15/12                     6,456,637
  7,250,000      U.S. Treasury Notes, 3.5%, 1/15/11                     8,669,341
                                                                     ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost $117,449,435)                                 $119,996,811
                                                                     ------------


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal
Amount                                                                        Value
               MUNICIPAL BONDS - 0.2%
               Government - 0.2%
$ 570,000      Tobacco Settlement Authority Iowa, 6.79%, 6/1/10        $    577,575
                                                                       ------------
               TOTAL MUNICIPAL BONDS
               (Cost $570,000)                                         $    577,575
                                                                       ------------
               TEMPORARY CASH INVESTMENTS - 3.6%
               Repurchase Agreement - 2.8%
7,600,000      Credit Suisse First Boston Group, Inc., 0.73% dated
               12/30/03, repuchase price of $7,600,000 plus
               accrued interest on 1/2/04, collateralized by
               $7,178,000 U.S. Treasury Bond, 6.75%, 5/15/05           $  7,600,000
                                                                       ------------
               Securities Lending Collateral - 0.8%
1,968,750      Securities Lending Investment Fund, 1.02%               $  1,968,750
                                                                       ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $9,568,750)                                       $  9,568,750
                                                                       ------------
               TOTAL INVESTMENT IN SECURITIES - 102.1%
               (Cost $263,160,824) (a) (b)                             $274,287,417
                                                                       ------------
               OTHER ASSETS AND LIABILITIES - (2.1)%                   $ (5,597,053)
                                                                       ------------
               TOTAL NET ASSETS - 100.0%                               $268,690,364
                                                                       ------------


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 2003 the value of these securities amounted to $16,589,232 or 6.2% of total net assets.

   (a) At December 31, 2003, the net unrealized gain on investment, based on cost for federal income tax purposes of $263,160,824 was as follows:
   (b) Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $11,652,675
       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value                                   (526,082)
                                                                                -----------
    Net unrealized gain                                                         $11,126,593
                                                                                -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS 12/31/03 (unaudited)                       (continued)
--------------------------------------------------------------------------------


Note: The Fund's investments in mortgage-backed securities of the Government
      National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

      At June 30, 2003 the Fund had a net capital loss carry forward of $14,182,972 of which the following amounts will expire between 2004 and 2011 if not utilized.

      $  490,090 in 2004
      $  837,616 in 2005
      $1,328,773 in 2006
      $  316,855 in 2007
      $4,949,401 in 2008
      $5,098,328 in 2009
      $   77,493 in 2010
      $1,084,416 in 2011


      TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally plus/minus 2.5%) principal and no definite maturity date period The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended December 31, 2003, were as follows:

                                                   Purchases          Sales
                                                  -----------      -----------
Long-term US Government                           $34,439,675      $48,724,187
Other Long-term Securities                        $64,649,694      $76,171,098

   The accompanying notes are an integral part of these financial statements.
20

Pioneer Bond Fund

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES 12/31/03 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned of
     $1,919,257) (cost $263,160,824)                           $274,287,417
  Cash                                                               92,207
     Receivables -
     Investment securities sold                                          32
     Fund shares sold                                               276,768
     Dividends, interest and foreign taxes withheld               2,934,360
  Other                                                               4,465
                                                               ------------
       Total assets                                            $277,595,249
                                                               ------------
LIABILITIES:
  Payables -
     Investment securities purchased                           $  4,906,673
     Fund shares repurchased                                      1,260,605
     Dividends                                                      232,553
     Upon return of securities loaned                             1,968,750
  Due to affiliates                                                 410,318
  Accrued expenses                                                  125,986
                                                               ------------
       Total liabilities                                       $  8,904,885
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $266,904,871
  Distributions in excess of net investment income                 (964,764)
  Accumulated net realized loss on investments                   (8,376,336)
  Net unrealized gain on investments                             11,126,593
                                                               ------------
       Total net assets                                        $268,690,364
                                                               ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $164,865,615/17,655,643 shares)            $       9.34
                                                               ------------
  Class B (based on $65,189,338/7,008,624 shares)              $       9.30
                                                               ------------
  Class C (based on $28,801,597/3,110,410 shares)              $       9.26
                                                               ------------
  Class R (based on $23,587/2,500 shares)                      $       9.43
                                                               ------------
  Class Y (based on $9,810,227/1,057,866 shares)               $       9.27
                                                               ------------
MAXIMUM OFFERING PRICE:
  Class A ($9.34 [divided by] 95.5%)                           $       9.78
                                                               ------------
  Class C ($9.26 [divided by] 99.0%)                           $       9.35
                                                               ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
 For the Six Months Ended 12/31/03


INVESTMENT INCOME:
  Interest                                                   $7,596,912
  Income from securities loaned, net                              4,258
                                                             ----------
  Total investment income                                                  $  7,601,170
                                                                           ------------
EXPENSES:
  Management fees                                            $  695,190
  Transfer agent fees
     Class A                                                    269,933
     Class B                                                    140,721
     Class C                                                     74,219
     Class Y                                                      6,451
  Distribution fees
     Class A                                                    214,379
     Class B                                                    345,070
     Class C                                                    145,502
     Class R                                                         28
  Administrative fees                                            23,832
  Custodian fees                                                 12,425
  Registration fees                                              62,794
  Professional fees                                              24,358
  Printing                                                       28,346
  Fees and expenses of nonaffiliated trustees                     1,281
  Miscellaneous                                                   6,769
                                                             ----------
     Total expenses                                                        $  2,051,298
     Less fees paid indirectly                                                   (3,880)
                                                                           ------------
     Net expenses                                                          $  2,047,418
                                                                           ------------
       Net investment income                                               $  5,553,752
                                                                           ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                         $  6,237,903
  Change in net unrealized gain (loss) on investments                        (6,954,630)
                                                                           ------------
     Net loss on investments                                               $   (716,727)
                                                                           ------------
     Net increase in net assets resulting from operations                  $  4,837,025
                                                                           ------------


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Bond Fund

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 For the Six Months Ended 12/31/03 and the Year Ended 6/30/03


                                                          Six Months
                                                            Ended
                                                           12/31/03              Year Ended
                                                         (unaudited)               6/30/03
FROM OPERATIONS:
 Net investment income                                   $  5,553,752          $  12,643,236
 Net realized gain on investments                           6,237,903               968,973
 Change in net unrealized gain (loss) on investments       (6,954,630)           14,687,945
                                                         ------------          --------------
   Net increase in net assets resulting from
     operations                                          $  4,837,025          $  28,300,154
                                                         ------------          --------------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income:
  Class A ($0.27 and $0.46 per share, respectively)      $ (5,009,955)         $  (8,363,505)
  Class B ($0.23 and $0.40 per share, respectively)        (1,669,381)           (3,314,500)
  Class C ($0.21 and $0.40 per share, respectively)          (656,947)           (1,123,049)
  Class R ($0.28 and $0.11 per share, respectively)              (437)                     (6)
  Class Y ($0.29 and $0.54 per share, respectively)          (277,214)             (321,408)
                                                         ------------          --------------
   Total distributions to shareowners                    $ (7,613,934)         $ (13,122,468)
                                                         ------------          --------------
FROM FUND SHARE TRANSACTIONS:
 Net proceeds from sale of shares                        $ 46,093,282          $ 222,515,591
 Reinvestment of distributions                              5,839,255            10,050,710
 Cost of shares repurchased                               (78,666,945)         (175,102,198)
                                                         ------------          --------------
   Net increase (decrease) in net assets resulting
     from fund share transactions                        $(26,734,408)         $  57,464,103
                                                         ------------          --------------
   Net increase (decrease) in net assets                 $(29,511,317)         $  72,641,789
NET ASSETS:
 Beginning of year                                        298,201,681           225,559,892
                                                         ------------          --------------
 End of year (including distributions in excess of
  net investment income and undistributed net
  investment income of ($964,764) and
  $1,095,418, respectively)                              $268,690,364          $ 298,201,681
                                                         ------------          --------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------
 For the Six Months Ended 12/31/03 and the Year Ended 6/30/03


                                   Six Months      Six Months
                                     Ended            Ended            Year              Year
                                    12/31/03        12/31/03           Ended            Ended
                                   '03 Shares      '03 Amount         6/30/03          6/30/03
                                  (unaudited)      (unaudited)      '03 Shares        '03 Amount
CLASS A
Shares sold                         3,183,873    $  29,384,800       16,128,548    $  146,153,233
Reinvestment of distributions         439,476        4,069,913          745,978         6,774,637
Less shares repurchased            (5,452,056)     (50,081,051)     (13,550,753)     (122,723,856)
                                   ----------    -------------      -----------    --------------
  Net increase (decrease)          (1,828,707)   $ (16,626,338)       3,323,773    $   30,204,014
                                   ----------    -------------      -----------    --------------
CLASS B
Shares sold                           703,004    $   6,459,717        5,042,987    $   45,156,069
Reinvestment of distributions         127,541        1,175,941          258,682         2,338,271
Less shares repurchased            (2,080,677)     (19,119,913)      (3,777,499)      (33,938,002)
                                   ----------    -------------      -----------    --------------
  Net increase (decrease)          (1,250,132)   $ (11,484,255)       1,524,170    $   13,556,338
                                   ----------    -------------      -----------    --------------
CLASS C
Shares sold                           761,465    $   6,957,049        2,962,634    $   26,458,900
Reinvestment of distributions          50,699          465,194           84,239           758,804
Less shares repurchased              (899,070)      (8,209,721)      (1,894,835)      (16,868,680)
                                   ----------    -------------      -----------    --------------
  Net increase (decrease)             (86,906)   $    (787,478)       1,152,038    $   10,349,024
                                   ----------    -------------      -----------    --------------
CLASS R (a)
Shares sold                             2,654    $      24,984               54    $          501
Reinvestment of distributions              44              413                -                 -
Less shares repurchased                  (252)          (2,337)               -                 -
                                   ----------    -------------      -----------    --------------
  Net increase                          2,446    $      23,060               54    $          501
                                   ----------    -------------      -----------    --------------
CLASS Y
Shares sold                           354,737    $   3,266,732          525,218    $    4,746,888
Reinvestment of distributions          13,892          127,794           19,809           178,998
Less shares repurchased              (136,094)      (1,253,923)        (176,436)       (1,571,660)
                                   ----------    -------------      -----------    --------------
  Net increase                        232,535    $   2,140,603          368,591    $    3,354,226
                                   ----------    -------------      -----------    --------------


(a) Class R shares were first publicly offered April 1, 2003.

   The accompanying notes are an integral part of these financial statements.
24

Pioneer Bond Fund

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                             Six Months
                                                               Ended
                                                              12/31/03     Year Ended
                                                            (unaudited)      6/30/03
CLASS A
Net asset value, beginning of period                         $  9.41        $   8.89
                                                             -------        --------
Increase from investment operations:
 Net investment income                                       $  0.20        $   0.45
 Net realized and unrealized gain (loss) on investments            -            0.53
                                                             -------        --------
  Net increase from investment operations                    $  0.20        $   0.98
Distributions to shareowners:
 Net investment income                                         (0.27)          (0.46)
                                                             -------        --------
Net increase (decrease) in net asset value                   $ (0.07)       $   0.52
                                                             -------        --------
Net asset value, end of period                               $  9.34        $   9.41
                                                             -------        --------
Total return*                                                   2.23%          11.38%
Ratio of net expenses to average net assets+                    1.18%**         1.20%
Ratio of net investment income to average net assets+           4.29%**         5.02%
Portfolio turnover rate                                           72%**           48%
Net assets, end of period (in thousands)                     $164,866       $183,338
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.18%**         1.20%
 Net investment income                                          4.29%**         5.02%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                           6/30/02(a)     6/30/01      6/30/00     6/30/99
CLASS A
Net asset value, beginning of period                        $   8.78     $  8.47      $   8.94    $   9.37
                                                            --------     -------      --------    --------
Increase from investment operations:
 Net investment income                                      $   0.52     $  0.57      $   0.58    $   0.56
 Net realized and unrealized gain (loss) on investments         0.13        0.31         (0.47)      (0.43)
                                                            --------     -------      --------    --------
  Net increase from investment operations                   $   0.65     $  0.88      $   0.11    $   0.13
Distributions to shareowners:
 Net investment income                                         (0.54)      (0.57)        (0.58)      (0.56)
                                                            --------     -------      --------    --------
Net increase (decrease) in net asset value                  $   0.11     $  0.31      $  (0.47)   $  (0.43)
                                                            --------     -------      --------    --------
Net asset value, end of period                              $   8.89     $  8.78      $   8.47    $   8.94
                                                            --------     -------      --------    --------
Total return*                                                   7.58%      10.70%         1.30%       1.35%
Ratio of net expenses to average net assets+                    1.16%       1.21%         1.18%       1.04%
Ratio of net investment income to average net assets+           5.79%       6.53%         6.68%       6.01%
Portfolio turnover rate                                           59%         43%           60%         46%
Net assets, end of period (in thousands)                    $143,713     $98,004      $102,349    $129,487
Ratios with reductions for fees paid indirectly:
 Net expenses                                                   1.16%       1.18%         1.15%       1.02%
 Net investment income                                          5.79%       6.56%         6.71%       6.03%


  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratios with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            Six Months
                                                               Ended
                                                             12/31/03     Year Ended
                                                            (unaudited)     6/30/03
CLASS B
Net asset value, beginning of period                         $  9.37       $  8.87
                                                             -------       -------
Increase from investment operations:
 Net investment income                                       $  0.17       $  0.37
 Net realized and unrealized gain (loss) on investments        (0.01)         0.53
                                                             -------       -------
  Net increase from investment operations                    $  0.16       $  0.90
Distributions to shareowners:
 Net investment income                                         (0.23)        (0.40)
                                                             -------       -------
Net increase (decrease) in net asset value                   $ (0.07)      $  0.50
                                                             -------       -------
Net asset value, end of period                               $  9.30       $  9.37
                                                             -------       -------
Total return*                                                   1.72%        10.44%
Ratio of net expenses to average net assets+                    2.02%**       2.02%
Ratio of net investment income to average net assets+           3.45%**       4.22%
Portfolio turnover rate                                           72%**         48%
Net assets, end of period (in thousands)                     $65,189       $77,367
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.02%**       2.02%
 Net investment income                                          3.45%**       4.22%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                           6/30/02(a)     6/30/01      6/30/00     6/30/99
CLASS B
Net asset value, beginning of period                        $  8.77      $  8.44      $  8.91      $  9.33
                                                            -------      -------      -------      -------
Increase from investment operations:
 Net investment income                                      $  0.44      $  0.50      $  0.50      $  0.48
 Net realized and unrealized gain (loss) on investments        0.14         0.30        (0.46)       (0.42)
                                                            -------      -------      -------      -------
  Net increase from investment operations                   $  0.58      $  0.80      $  0.04      $  0.06
Distributions to shareowners:
 Net investment income                                        (0.48)       (0.47)       (0.51)       (0.48)
                                                            -------      -------      -------      -------
Net increase (decrease) in net asset value                  $  0.10      $  0.33      $ (0.47)     $ (0.42)
                                                            -------      -------      -------      -------
Net asset value, end of period                              $  8.87      $  8.77      $  8.44      $  8.91
                                                            -------      -------      -------      -------
Total return*                                                  6.78%        9.71%        0.48%        0.57%
Ratio of net expenses to average net assets+                   1.95%        2.05%        2.05%        1.86%
Ratio of net investment income to average net assets+          5.02%        5.72%        5.81%        5.18%
Portfolio turnover rate                                          59%          43%          60%          46%
Net assets, end of period (in thousands)                    $59,729      $38,231      $37,269      $49,816
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.95%        2.04%        2.03%        1.83%
 Net investment income                                         5.02%        5.73%        5.83%        5.21%


* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized

+   Ratios with no reduction for fees paid indirectly.

(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.
26

Pioneer Bond Fund

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                             12/31/03     Year Ended
                                                            (unaudited)     6/30/03
CLASS C
Net asset value, beginning of period                         $  9.31       $  8.83
                                                             -------       -------
Increase (decrease) from investment operations:
 Net investment income                                       $  0.16       $  0.37
 Net realized and unrealized gain (loss) on investments            -          0.51
                                                             -------       -------
  Net increase from investment operations                    $  0.16       $  0.88
Distributions to shareowners:
 Net investment income                                         (0.21)        (0.40)
                                                             -------       -------
Net increase (decrease) in net asset value                   $ (0.05)      $  0.48
                                                             -------       -------
Net asset value, end of period                               $  9.26       $  9.31
                                                             -------       -------
Total return*                                                   1.75%        10.28%
Ratio of net expenses to average net assets+                    2.13%         2.16%
Ratio of net investment income to average net assets+           3.34%         4.05%
Portfolio turnover rate                                           72%**         48%
Net assets, end of period (in thousands)                     $28,802       $29,777
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.13%**       2.16%
 Net investment income                                          3.34%**       4.05%

                                                           Year Ended   Year Ended   Year Ended   Year Ended
                                                           6/30/02(a)     6/30/01      6/30/00     6/30/99
CLASS C
Net asset value, beginning of period                        $  8.73      $  8.46      $  8.89      $  9.31
                                                            -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.44      $  0.48      $  0.48      $  0.48
 Net realized and unrealized gain (loss) on investments        0.12         0.30        (0.45)       (0.42)
                                                            -------      -------      -------      -------
  Net increase from investment operations                   $  0.56      $  0.78      $  0.03      $  0.06
Distributions to shareowners:
 Net investment income                                        (0.46)       (0.51)       (0.46)       (0.48)
                                                            -------      -------      -------      -------
Net increase (decrease) in net asset value                  $  0.10      $  0.27      $ (0.43)     $ (0.42)
                                                            -------      -------      -------      -------
Net asset value, end of period                              $  8.83      $  8.73      $  8.46      $  8.89
                                                            -------      -------      -------      -------
Total return*                                                  6.55%        9.46%        0.36%        0.60%
Ratio of net expenses to average net assets+                   2.14%        2.18%        2.32%        1.86%
Ratio of net investment income to average net assets+          4.78%        5.56%        5.53%        5.17%
Portfolio turnover rate                                          59%          43%          60%          46%
Net assets, end of period (in thousands)                    $18,067      $ 7,377      $ 6,264      $10,369
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.15%        2.15%        2.30%        1.83%
 Net investment income                                         4.77%        5.59%        5.55%        5.20%

  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 ** Annualized
  + Ratios with no reduction for fees paid indirectly.
(a) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.18%.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            Six Months
                                                              Ended          4/1/03
                                                             12/31/03          to
                                                           (unaudited)      6/30/03
CLASS R (a)
Net asset value, beginning of period                        $  9.50         $  9.19
                                                            -------         -------
Increase from investment operations:
  Net investment income                                     $  0.16         $  0.10
  Net realized and unrealized gain on investments              0.05            0.32
                                                            -------         -------
     Net increase from investment operations                $  0.21         $  0.42
Distributions to shareowners:
  Net investment income                                       (0.28)          (0.11)
                                                            -------         -------
Net increase (decrease) in net asset value                  $ (0.07)        $  0.31
                                                            -------         -------
Net asset value, end of period                              $  9.43         $  9.50
                                                            -------         -------
Total return*                                                  2.31%           4.55%
Ratio of net expenses to average net assets+                   1.11%**         1.42%**
Ratio of net investment income to average net assets+          4.14%**         4.13%**
Portfolio turnover rate                                          72%**           48%
Net assets, end of period (in thousands)                    $    24         $     1
Ratios with reduction for fees paid indirectly:
  Net expenses                                                 1.11%**         1.42%**
  Net investment income                                        4.14%**         4.13%**


(a) Class R shares were first publicly offered on April 1, 2003.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
 ** Annualized.
  + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
28

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                    Six Months
                                                      Ended                         9/20/01
                                                     12/31/03      Year Ended          to
                                                    (unaudited)       6/30/03       6/30/02(b)
CLASS Y (a)
Net asset value, beginning of period                 $  9.35         $  8.87        $  8.85
                                                     -------         -------        -------
Increase from investment operations:
  Net investment income                              $  0.21         $  0.51        $  0.43
  Net realized and unrealized gain on
     investments                                           -            0.51           0.04
                                                     -------         -------        -------
     Net increase from investment
       operations                                    $  0.21         $  1.02        $  0.47
Distributions to shareowners:
  Net investment income                                (0.29)          (0.54)         (0.45)
                                                     -------         -------        -------
Net increase (decrease) in net asset value           $ (0.08)        $  0.48        $  0.02
                                                     -------         -------        -------
Net asset value, end of period                       $  9.27         $  9.35        $  8.87
                                                     -------         -------        -------
Total return*                                           2.37%          11.86%          5.48%
Ratio of net expenses to average net assets+            0.77%**         0.67%          0.64%**
Ratio of net investment income to average
  net assets+                                           4.69%**         5.54%          6.28%**
Portfolio turnover rate                                   72%**           48%            59%
Net assets, end of period (in thousands)             $ 9,810         $ 7,719        $ 4,051
Ratios with reduction for fees paid indirectly:
  Net expenses                                          0.77%**         0.67%          0.64%**
  Net investment income                                 4.69%**         5.54%          6.28%**



(a) Class Y shares were first publicly offered on September 20, 2001.

(b) As a result of a change in accounting principle, the effect due to mandatory accretion of discounts and amortization of premiums on debt securities resulted in a reduction of net investment income of $0.02 per share, an increase in net realized and unrealized gain (loss) on investments of $0.02 per share, and the ratio of net investment income to average net assets decreased by 0.23%.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
 ** Annualized.
  + Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 12/31/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income consistent with preservation of capital.


The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Class R shares were first publicly offered April 1, 2003. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y shares.


The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation


   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended June 30, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                    2003
--------------------------------------------------------------------------------
  Distributions paid from:
    Ordinary income                                              $13,122,468
    Long-term capital gain                                                 -
                                                                 -----------
      Total                                                      $13,122,468
--------------------------------------------------------------------------------

Pioneer Bond Fund

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 12/31/03 (unaudited)                 (continued)
--------------------------------------------------------------------------------

   The following shows components of distributable earnings on a fed eral income tax basis at June 30, 2003.


--------------------------------------------------------------------------------
                                                                    2003
--------------------------------------------------------------------------------
  Undistributed ordinary income                                 $  1,299,505
  Capital loss carryforward                                      (14,182,972)
  Unrealized appreciation                                         17,649,956
                                                                ------------
    Total                                                       $  4,766,489
--------------------------------------------------------------------------------



   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of amortization and accretion on debt securities.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $21,318 in underwriting commissions on the sale of Fund shares for the six months ended December 31, 2003.


D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note
   3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class Y and Class R shares can bear different transfer agent and distribution fees.

E. Repurchase Agreement


   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from the counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS 12/31/03 (unaudited)                 (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM manages the Fund's portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At December 31, 2003, $132,592 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $148,033 in transfer agent fees payable to PIMSS at December 31, 2003.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $129,693 in distribution fees payable to PFD at December 31, 2003. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Bond Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2003, CDSCs in the amount of $219,719 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended December 31, 2003, the Fund's expenses were reduced by $3,880 under such arrangements.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Dorothy E. Bourassa, Secretar
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser

Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel

Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Pioneer Bond Fund

--------------------------------------------------------------------------------
 THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

  U.S. Equity                          Fixed Income
  Pioneer Fund                         Pioneer America Income Trust
  Pioneer Balanced Fund                Pioneer Bond Fund

  Pioneer Equity Income Fund           Pioneer Global High Yield Fund

  Pioneer Growth Shares                Pioneer High Yield Fund
  Pioneer Mid Cap Growth Fund          Pioneer Stable Value Fund
  Pioneer Mid Cap Value Fund           Pioneer Strategic Income Fund
  Pioneer Real Estate Shares           Pioneer Tax Free Income Fund

  Pioneer Research Fund+               Money Market
                                   Pioneer Cash Reserves Fund*
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

  International/Global Equity
  Pioneer Emerging Markets Fund

  Pioneer Europe Fund

  Pioneer Europe Select Fund

  Pioneer International Equity Fund

  Pioneer International Value Fund


+ Formerly Pioneer Core Equity Fund. Name change effective 12/11/03

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
 HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM)for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our Internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus.

Pioneer Investment Management, Inc.
60 State Street                                                   14703-00-0204
Boston, Massachusetts 02109            (C) 2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com           Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the sixteen portfolios of Pioneer Variable Contracts Trust, including fees associated with the annual filings of its Form N-1A, totaled approximately $297,800 in 2003 and approximately $333,200 in 2002.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for the Trust's audit-related services, which were for reviews of the semi annual financial statements for some of the Trust's sixteen portfolios, totaled approximately $50,000 in 2003. There were no audit-related services in 2002.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $81,050 and $69,100 for 2003 and 2002, respectively. Additionally, there were fees for tax compliance services in 2002 that totaled approximately $54,600 for the 2001 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Trust during the fiscal years ended December 31, 2002 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Trust and affiliates as previously defined, totaled approximately $ $154,350 in 2003 and $123,700 in 2002. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 05, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 05, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 05, 2004

* Print the name and title of each signing officer under his or her signature.